Income Taxes - Schedule of Net Operating Loss Carryforwards (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 468,064,000
Net operating loss carryforwards that will not be available to offset	245,101,000
2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,018,000
2018 to 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	107,510,000
2021 to 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	151,613,000
2024 to 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	27,442,000
2027 to 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,065,000
2030 to 2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,445,000
Thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	163,971,000
Federal (1)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	250,782,000
Net operating loss carryforwards that will not be available to offset	241,766,000
Federal (1) | 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Federal (1) | 2018 to 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	80,915,000
Federal (1) | 2021 to 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	148,238,000
Federal (1) | 2024 to 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,564,000
Federal (1) | 2027 to 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,065,000
Federal (1) | 2030 to 2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Federal (1) | Thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
State (1)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,244,000
Net operating loss carryforwards that will not be available to offset	3,335,000
State (1) | 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
State (1) | 2018 to 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	190,000
State (1) | 2021 to 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
State (1) | 2024 to 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,501,000
State (1) | 2027 to 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
State (1) | 2030 to 2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,445,000
State (1) | Thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,108,000
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	210,038,000
Foreign | 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,018,000
Foreign | 2018 to 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	26,405,000
Foreign | 2021 to 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,375,000
Foreign | 2024 to 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,377,000
Foreign | 2027 to 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Foreign | 2030 to 2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Foreign | Thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 162,863,000